Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2021 HKD ($) subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current tax	$ 16,636		$ 1,548	$ 1,665
Deferred income tax (benefits)/expense	(4,718)		3,281	1,609
Income tax expense	$ 11,918		4,829	3,274
Tax rates
Number of subsidiaries incorporated in the British Virgin Islands subject to HK profits tax | subsidiary	3	3
Capital gain on indirect disposal of investments withholding tax	$ 14,400
Capital gain on indirect disposal of investments withholding tax rate	10.00%	10.00%
U.S. withholding tax (as a percent)	30.00%	30.00%
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	$ (215,740)		(189,734)	(141,105)
Tax calculated at the statutory tax rate of the Company	(35,597)		(31,306)	(23,282)
Different tax rates applicable in different jurisdictions	136		4,025	2,027
Tax valuation allowance	63,975		46,321	25,498
Preferential tax rate difference	(148)		(154)	(177)
Preferential tax deduction and credits	(29,838)		(18,814)	(5,444)
Expenses not deductible for tax purposes	8,684		3,476	4,098
Utilization of previously unrecognized tax losses	(186)		(114)	(285)
Withholding tax on undistributed earnings of PRC entities	3,153		3,962	1,894
Others	1,739		(2,567)	(1,055)
Income tax expense	11,918		4,829	3,274
Hong Kong
Current tax	310		457	321
Tax rates
Threshold of first tiered assessable profits	$ 300	$ 2.0
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
PRC
Current tax	$ 15,909		$ 872	$ 708
Tax rates
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%	100.00%
U.S. and others
Current tax	$ 417		$ 219	$ 636
US | Federal
Tax rates
Income tax rate (as a percent)	21.00%	21.00%
US | State | Minimum
Tax rates
U.S. state taxes (as a percent)	0.00%	0.00%
US | State | Maximum
Tax rates
U.S. state taxes (as a percent)	11.50%	11.50%
United Kingdom
Tax rates
Income tax rate (as a percent)	19.00%	19.00%
EU countries | Minimum
Tax rates
Income tax rate (as a percent)	20.00%	20.00%
EU countries | Maximum
Tax rates
Income tax rate (as a percent)	25.00%	25.00%